Interest-bearing Loans and Borrowings - Summary of Loans and Borrowings Outstanding (Detail) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Sep. 30, 2003 USD ($)
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	€ 113	€ 66
Bank loans	356	295
Finance leases	21	12
Bonds	8,825	7,602	$ 300
Other	1	1
Interest-bearing loans and borrowings	9,316	7,976
Bank overdrafts reclassified as held for sale		5
Total	€ 9,316	€ 7,981